Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 12,253	$ 7,590	$ 3,941
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss (earnings) in joint venture	1,071	(1,246)	(1,008)
Depreciation and amortization	6,809	6,619	7,143
Foreign currency transaction (gain) loss	(1,369)	836	283
Unrealized loss (gain) on peso option contracts	640	(245)
Loss (gain) on disposition of property, plant and equipment	30	(6)	50
Deferred income taxes	54	(177)	3,428
Stock based compensation expense	825	621	468
Provision for (Recovery of) doubtful accounts	116		(421)
Impairment Charge			223
Environmental reserve adjustment			(1,125)
Loss on curtailment of employee benefits			505
Change in operating assets and liabilities:
Receivables	(5,394)	(3,309)	(18,301)
Inventories	899	(5,049)	(497)
Other assets	(2,130)	(183)	3,181
Accounts payable and accrued liabilities	3,437	2,902	12,192
Other, net		18	3
Net cash provided by operating activities	17,241	8,371	10,065
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in joint ventures	(200)	(450)	(100)
Restricted cash		2,100	(2,100)
Loan to joint venture			(2,500)
Proceeds from repayment of loan to joint venture			1,000
Additions to property, plant and equipment	(13,558)	(9,531)	(6,903)
Purchase of additional interest in majority owned subsidiary		(22)
Proceeds received on sale of property, plant and equipment	19	111	21
Net cash used in investing activities	(13,739)	(7,792)	(10,582)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of stock options and employee stock purchases	82	90	72
Excess tax benefits from stock-based compensation	4	12	9
Dividends paid to non-controlling interests of subsidiaries	(400)
Dividends paid	(1,341)	(3,989)
Repayment of loan from related parties	(1,850)	(1,150)	(225)
Net cash used in financing activities	(3,505)	(5,037)	(144)
FOREIGN CURRENCY IMPACT ON CASH	240	(159)	(236)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	237	(4,617)	(897)
CASH AND CASH EQUIVALENTS
Beginning of year	17,250	21,867	22,764
End of year	17,487	17,250	21,867
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid (recovered)	2,721	1,394	(2,963)
Interest paid - related parties	$ 115	$ 188	$ 250